Land Use Right, Net (Tables)	12 Months Ended
Dec. 31, 2020
Land Use Right [Abstract]
Summary of Land Use Right	The balance of land use right consisted of the following:
	As of December 31,
	2019	2020
	RMB	RMB
Land use right	—	13,655
Less: Accumulated amortization	—	(91)
Land use right, net	—	13,564